Composition of subordinated debt (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subordinated debt	R$ 52,241,332	R$ 54,451,077	R$ 53,246,232
In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	52,241,332	48,203,788
Overseas [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		6,247,289
Maturity 2022 [Member] | In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		5,413,488
Maturity 2022 [Member] | In Brazil [Member] | Original Term In Years 1 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		147,062
Maturity 2022 [Member] | Overseas [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		6,247,289
Maturity 2023 [Member] | In Brazil [Member] | Original term in years 7 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	2,430,244	2,125,935
Nominal amount	1,347,452
Maturity 2023 [Member] | In Brazil [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	3,083,598	2,685,658
Nominal amount	1,523,546
Maturity 2023 [Member] | In Brazil [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	1,643,525	1,504,108
Nominal amount	688,064
Maturity 2024 [Member] | In Brazil [Member] | Original term in years 7 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	118,737	105,003
Nominal amount	67,450
Maturity 2024 [Member] | In Brazil [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	243,608	214,204
Nominal amount	136,695
Maturity 2024 [Member] | In Brazil [Member] | Original term in years 9 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	12,354	10,653
Nominal amount	4,924
Maturity 2025 [Member] | In Brazil [Member] | Original term in years 7 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	5,211,294	6,427,648
Nominal amount	3,871,906
Maturity 2025 [Member] | In Brazil [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	3,642,764	6,477,614
Nominal amount	3,328,102
Maturity 2025 [Member] | In Brazil [Member] | Original term in years 9 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	616,544	546,022
Nominal amount	370,344
Maturity 2025 [Member] | In Brazil [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	827,974	709,953
Nominal amount	284,137
Maturity 2027 [Member] | In Brazil [Member] | Original term in years 7 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	492,360	430,028
Nominal amount	401,060
Maturity 2027 [Member] | In Brazil [Member] | Original term in years 9 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	129,175	113,969
Nominal amount	89,700
Maturity 2027 [Member] | In Brazil [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	423,111	377,838
Nominal amount	256,243
Maturity 2027 [Member] | In Brazil [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	80,272	70,532
Nominal amount	47,046
Maturity 2026 [Member] | In Brazil [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	932,713	821,253
Nominal amount	694,800
Maturity 2026 [Member] | In Brazil [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	438,172	380,719
Nominal amount	196,196
Maturity 2026 [Member] | In Brazil [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	6,907	6,226
Nominal amount	3,400
Maturity 2028 [Member] | In Brazil [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	67,985	59,315
Nominal amount	55,437
Maturity 2028 [Member] | In Brazil [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	402,261	355,845
Nominal amount	248,300
Maturity 2028 [Member] | In Brazil [Member] | Original term in years 11 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	129,311	115,528
Nominal amount	74,764
Maturity 2030 [Member] | In Brazil [Member] | Original term in years 8 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	2,581,541
Nominal amount	2,368,200
Maturity 2030 [Member] | In Brazil [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	171,951	155,130
Nominal amount	134,500
Subordinated Debt Maturity 2031 [Member] | In Brazil [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	8,618,267	7,491,477
Nominal amount	7,270,000
Subordinated Debt Maturity 2032 [Member] | In Brazil [Member] | Original term in years 10 [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	5,813,434
Nominal amount	5,378,500
Perpetual [Member] | In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	14,123,230	R$ 11,458,580
Nominal amount	R$ 13,199,755